UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00630
Van Kampen Enterprise Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.2%
Aerospace & Defense 5.7%
BE Aerospace, Inc. (a)	47,563	$752,922
Boeing Co.	18,351	1,052,430
General Dynamics Corp.	85,292	6,279,197
Goodrich Corp.	157,059	6,533,654
Honeywell International, Inc.	194,406	8,077,569
Northrop Grumman Corp.	114,494	6,931,467
Precision Castparts Corp.	86,734	6,832,905
Rockwell Collins, Inc.	59,028	2,838,657
United Technologies Corp.	185,381	11,133,983

		50,432,784

Agricultural Products 0.4%
Bunge Ltd. (Bermuda)	59,341	3,749,164

Air Freight & Logistics 0.2%
UTi Worldwide, Inc. (British Virgin Islands)	108,177	1,841,173

Airlines 0.2%
AMR Corp. (a)	158,904	1,560,437

Apparel Retail 0.6%
Guess?, Inc.	60,658	2,110,292
Urban Outfitters, Inc. (a)	93,357	2,975,287

		5,085,579

Application Software 1.2%
ANSYS, Inc. (a)	135,552	5,133,354
Citrix Systems, Inc. (a)	133,856	3,381,202
Salesforce.com, Inc. (a)	40,809	1,975,156

		10,489,712

Asset Management & Custody Banks 0.7%
Federated Investors, Inc., Class B	45,412	1,310,136
Franklin Resources, Inc.	57,786	5,092,680

		6,402,816

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Auto Parts & Equipment 0.3%
BorgWarner, Inc.	88,443	$2,898,277

Biotechnology 4.2%
Biogen Idec, Inc. (a)	111,379	5,601,250
Celgene Corp. (a)	150,162	9,502,251
Genentech, Inc. (a)	112,945	10,015,963
Gilead Sciences, Inc. (a)	253,935	11,574,357

		36,693,821

Brewers 0.4%
Anheuser-Busch Cos., Inc.	60,330	3,914,210

Broadcasting & Cable TV 1.2%
Comcast Corp., Class A	136,112	2,671,879
DIRECTV Group, Inc. (a)	208,283	5,450,766
DISH Network Corp., Class A (a)	108,539	2,279,319

		10,401,964

Casinos & Gaming 0.5%
Las Vegas Sands Corp. (a)	21,979	793,662
Scientific Games Corp., Class A (a)	76,125	1,752,397
Wynn Resorts Ltd.	25,637	2,093,005

		4,639,064

Coal & Consumable Fuels 0.2%
Foundation Coal Holdings, Inc.	45,964	1,635,399

Communications Equipment 4.7%
Ciena Corp. (a)	115,441	1,163,646
Cisco Systems, Inc. (a)	665,529	15,014,334
Corning, Inc.	523,414	8,186,195
EchoStar Corp., Class A (a)	12,522	301,780
Harris Corp.	109,881	5,076,502
Nortel Networks Corp. (Canada) (a)	26,665	58,629
QUALCOMM, Inc.	198,193	8,516,353

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment (continued)
Research In Motion Ltd. (Canada) (a)	43,116	$2,944,823

		41,262,262

Computer & Electronics Retail 0.8%
GameStop Corp., Class A (a)	198,441	6,788,667

Computer Hardware 7.2%
Apple, Inc. (a)	168,201	19,117,726
Diebold, Inc.	62,023	2,053,581
Hewlett-Packard Co.	405,212	18,737,003
IBM Corp.	201,825	23,605,452

		63,513,762

Computer Storage & Peripherals 1.4%
EMC Corp. (a)	559,623	6,693,091
NetApp, Inc. (a)	98,489	1,795,455
Seagate Technology (Cayman Islands)	285,725	3,462,987

		11,951,533

Construction & Farm Machinery & Heavy Trucks 1.8%
Cummins, Inc.	103,165	4,510,374
Deere & Co.	119,449	5,912,725
Manitowoc Co., Inc.	153,098	2,380,674
Terex Corp. (a)	85,634	2,613,550

		15,417,323

Consumer Electronics 0.2%
Garmin Ltd. (Cayman Islands)	59,942	2,034,431

Data Processing & Outsourced Services 1.4%
Alliance Data Systems Corp. (a)	82,000	5,197,160
Global Payments, Inc.	158,556	7,112,822

		12,309,982

Department Stores 0.2%
Nordstrom, Inc.	54,079	1,558,557

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 1.4%
Companhia Vale do Rio Doce — ADR (Brazil)	208,467	$3,992,143
Freeport-McMoRan Copper & Gold, Inc.	64,510	3,667,393
Southern Copper Corp.	258,348	4,929,280

		12,588,816

Drug Retail 1.2%
CVS Caremark Corp.	318,843	10,732,255

Electric Utilities 0.9%
Allegheny Energy, Inc.	42,792	1,573,462
Exelon Corp.	103,035	6,452,052

		8,025,514

Electrical Components & Equipment 0.2%
Sunpower Corp., Class B (a)	19,099	1,318,762

Electronic Equipment Manufacturers 1.3%
Amphenol Corp., Class A	184,583	7,409,162
National Instruments Corp.	146,723	4,409,026

		11,818,188

Electronic Manufacturing Services 0.1%
Jabil Circuit, Inc.	136,098	1,298,375

Environmental & Facilities Services 0.8%
Waste Management, Inc.	223,107	7,025,639

Fertilizers & Agricultural Chemicals 1.7%
Monsanto Co.	153,297	15,173,337

Footwear 1.2%
NIKE, Inc., Class B	152,661	10,213,021

Gas Utilities 0.1%
Equitable Resources, Inc.	33,281	1,220,747

Health Care Equipment 1.6%
Hologic, Inc. (a)	72,716	1,405,600

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment (continued)
Intuitive Surgical, Inc. (a)	7,775	$1,873,620
Medtronic, Inc.	44,834	2,246,183
Stryker Corp.	132,215	8,236,995

		13,762,398

Health Care Services 2.8%
Express Scripts, Inc. (a)	149,876	11,063,846
Medco Health Solutions, Inc. (a)	231,521	10,418,445
Omnicare, Inc.	105,558	3,036,904

		24,519,195

Health Care Supplies 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (rights, expiring 12/31/10) (a)	228,155	148,301

Health Care Technology 0.4%
Cerner Corp. (a)	43,047	1,921,618
HLTH Corp. (a)	163,350	1,867,091

		3,788,709

Home Entertainment Software 0.2%
Electronic Arts, Inc. (a)	41,985	1,553,025

Household Products 4.0%
Colgate-Palmolive Co.	188,477	14,201,742
Procter & Gamble Co.	297,116	20,706,014

		34,907,756

Human Resource & Employment Services 0.1%
Monster Worldwide, Inc. (a)	51,527	768,268

Hypermarkets & Super Centers 1.2%
Wal-Mart Stores, Inc.	174,577	10,455,417

Industrial Gases 0.5%
Praxair, Inc.	57,194	4,103,098

Integrated Oil & Gas 1.4%
Exxon Mobil Corp.	113,666	8,827,301

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Occidental Petroleum Corp.	49,717	$3,502,563

		12,329,864

Internet Retail 0.2%
Amazon.com, Inc. (a)	27,536	2,003,519

Internet Software & Services 3.2%
Akamai Technologies, Inc. (a)	70,036	1,221,428
eBay, Inc. (a)	440,644	9,861,613
Google, Inc., Class A (a)	38,761	15,524,556
WebMD Health Corp., Class A (a)	54,399	1,617,826

		28,225,423

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	52,396	6,706,688

IT Consulting & Other Services 1.4%
Accenture Ltd., Class A (Bermuda)	274,257	10,421,766
Cognizant Technology Solutions Corp., Class A (a)	73,750	1,683,712

		12,105,478

Managed Health Care 2.5%
Aetna, Inc.	201,911	7,291,006
Humana, Inc. (a)	168,345	6,935,814
UnitedHealth Group, Inc. (b)	313,855	7,968,779

		22,195,599

Movies & Entertainment 1.3%
DreamWorks Animation SKG, Inc., Class A (a)	156,828	4,932,240
News Corp., Class A	154,230	1,849,218
Walt Disney Co.	149,848	4,598,835

		11,380,293

Oil & Gas Drilling 1.9%
ENSCO International, Inc.	43,626	2,514,166
Nabors Industries Ltd. (Bermuda) (a)	177,801	4,430,801
Noble Corp. (Cayman Islands)	122,653	5,384,467

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Drilling (continued)
Pride International, Inc. (a)	77,334	$2,289,860
Transocean, Inc. (Cayman Islands) (a)	18,219	2,001,175

		16,620,469

Oil & Gas Equipment & Services 4.6%
Baker Hughes, Inc.	26,738	1,618,718
BJ Services Co.	105,238	2,013,203
Halliburton Co.	275,573	8,925,809
Helix Energy Solutions Group, Inc. (a)	60,507	1,469,110
National-Oilwell Varco, Inc. (a)	146,749	7,371,202
Schlumberger Ltd. (Netherlands Antilles)	113,863	8,891,562
Superior Energy Services, Inc. (a)	72,736	2,264,999
TETRA Technologies, Inc. (a)	125,129	1,733,037
Weatherford International Ltd. (Bermuda) (a)	251,655	6,326,607

		40,614,247

Oil & Gas Exploration & Production 0.6%
Chesapeake Energy Corp.	147,599	5,292,900

Oil & Gas Refining & Marketing 0.4%
Valero Energy Corp.	126,621	3,836,616

Oil & Gas Storage & Transportation 1.2%
El Paso Corp.	376,590	4,805,289
Frontline Ltd. (Bermuda)	115,418	5,548,143

		10,353,432

Packaged Foods & Meats 1.0%
Kellogg Co.	156,846	8,799,061

Personal Products 0.2%
Bare Escentuals, Inc. (a)	162,690	1,768,440

Pharmaceuticals 2.8%
Abbott Laboratories	105,558	6,078,030
Johnson & Johnson	64,909	4,496,896

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	251,133	$7,925,757
Schering-Plough Corp.	345,830	6,387,480

		24,888,163

Railroads 4.0%
Burlington Northern Santa Fe Corp.	47,661	4,405,306
CSX Corp.	187,450	10,229,147
Norfolk Southern Corp.	138,325	9,158,498
Union Pacific Corp.	163,244	11,616,443

		35,409,394

Restaurants 2.6%
McDonald’s Corp.	280,072	17,280,442
Panera Bread Co., Class A (a)	69,874	3,556,587
Starbucks Corp. (a)	122,689	1,824,385

		22,661,414

Semiconductor Equipment 0.4%
MEMC Electronic Materials, Inc. (a)	122,026	3,448,455

Semiconductors 3.6%
Cypress Semiconductor Corp. (a)	69,634	363,489
Integrated Device Technology, Inc. (a)	173,625	1,350,803
Intel Corp.	551,009	10,320,399
LSI Corp. (a)	453,909	2,432,952
NVIDIA Corp. (a)	345,792	3,703,432
PMC — Sierra, Inc. (a)	720,758	5,348,024
Texas Instruments, Inc.	358,521	7,708,202

		31,227,301

Soft Drinks 3.1%
Coca-Cola Co.	178,155	9,420,836
Hansen Natural Corp. (a)	147,774	4,470,164
Pepsi Bottling Group, Inc.	127,061	3,706,369
PepsiCo, Inc.	139,878	9,969,105

		27,566,474

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Specialized Finance 1.1%
CME Group, Inc.	7,425	$2,758,462
NASDAQ OMX Group, Inc. (a)	172,297	5,267,119
NYSE Euronext	38,599	1,512,309

		9,537,890

Steel 0.4%
Steel Dynamics, Inc.	208,974	3,571,366

Systems Software 4.9%
McAfee, Inc. (a)	139,916	4,751,547
Microsoft Corp.	1,048,088	27,973,469
Oracle Corp. (a)	355,184	7,213,787
Red Hat, Inc. (a)	172,872	2,605,181
VMware, Inc., Class A (a)	27,369	729,110

		43,273,094

Thrifts & Mortgage Finance 0.0%
Federal Home Loan Mortgage Corp.	74,677	127,698

Tobacco 2.1%
Altria Group, Inc.	143,474	2,846,524
Lorillard, Inc.	79,033	5,623,198
Philip Morris International, Inc.	211,267	10,161,943

		18,631,665

Trucking 0.2%
Landstar System, Inc.	41,969	1,849,154

Wireless Telecommunication Services 1.1%
American Tower Corp., Class A (a)	234,793	8,445,504

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services (continued)
Leap Wireless International, Inc. (a)	24,420	$930,402

		9,375,906

Total Investments 100.2% (Cost $985,416,281)		881,801,741

Liabilities in Excess of Other Assets (0.2%)		(1,883,119)

Net Assets 100.0%		$879,918,622

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR —	American Depositary Receipt
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
S&P 500 Mini Index Futures, December 2008 (Current Notional Value of $58,450 per contract)	12	$(53,689)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Enterprise Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$881,801,741	$(53,689)
Level 2 — Other Significant Observable Inputs	-0-	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$881,801,741	$(53,689)

*	Other financial instruments include futures, forwards, and swap contracts.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Enterprise Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008